OTHER LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Bank Overdraft and Term Facilities [Text Block]

8. OTHER LIABILITIES

Other liabilities, which consist of bank overdraft and term facilities at March 31, 2013 and December 31, 2012 are associated with the South African Operations and consist of the following:

	March 31,	December 31,
	2013	2012

Bank overdraft facilities (1)	$188,442	$254,251

Term facility (2)	-	112,950

Term facility (3)	169,317	180,445
	357,759	547,646
Other current liabilities	235,902	361,586
Other liabilities	$121,857	$186,060

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of March 31, 2013 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,529, and a $56,529 gain on settlement of debt was recognized in the first quarter of 2013.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which was recognized in the first quarter of 2013.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through March 2013. The interest rate at March 31, 2013 is 10.3%.

8.	Bank Overdraft and Term Facilities

Bank overdraft and term facilities at December 31, 2012 and December 31, 2011 are associated with the South African Operations and consist of the following:

	December 31, 2012	December 31, 2011

Bank overdraft facilities (1)	$254,251	$255,607

Term facility (2)	112,950	112,950

Term facility (3)	180,445	225,371
	547,646	593,928
Other current liabilities	361,586	330,607
Other liabilities	$186,060	$263,321

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of December 31, 2012 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,528, and a $56,528 gain on settlement of debt will be recognized in the first quarter of 2013.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which will be recognized in the first quarter of 2013.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through December 2012. The interest rate at December 31, 2012 is 10.3%.